Statement of Additional Information
(SAI) Supplement

American Century Asset Allocation Portfolios, Inc. (SAI dated December 1, 2018)
American Century Capital Portfolios, Inc. (SAIs dated March 1, 2018 and August 1, 2018)
American Century Growth Funds, Inc. (SAI dated December 1, 2018)
American Century Mutual Funds, Inc. (SAI dated March 1, 2018)
American Century Strategic Asset Allocations, Inc. (SAI dated December 1, 2018)
American Century Variable Portfolios, Inc. (SAI dated May 1, 2018)
American Century World Mutual Funds, Inc. (SAI dated November 30, 2018)

Supplement dated January 1, 2019

Effective December 31, 2018, M. Jeannine Strandjord retired from the Board of Directors.

The following entries are added to the Independent Directors section of the Management table in each SAI.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	68	None
Lynn Jenkins (1963)	Director	Since 2019	United States Representative, U.S. House of Representatives (2009 to 2018)	68	None

The following entries are added to the Qualifications of Directors section in each SAI.
Chris H. Cheesman: BS in Business Administration (Accounting), Hofstra University; 32 years of experience in global financial services at AllianceBernstein; formerly, auditor with Price Waterhouse; Certified Public Accountant and Certified Financial Services Auditor
Lynn Jenkins: BS in Accounting, Weber State University; AA in Business, Kansas State University; formerly Kansas State Treasurer, Kansas State Senator and Kansas State Representative; 20 years of experience in finance and accounting including as a certified public accountant

Effective January 1, 2019, committee membership under the Board Leadership Structure and Standing Board Committees section in each SAI includes:
Audit Committee: John R. Whitten (chair), Chris H. Cheesman, Lynn Jenkins and Jan M. Lewis
Governance Committee: Stephen E. Yates (chair), Thomas W. Bunn, Chris H. Cheesman, Barry Fink, Lynn Jenkins, Jan M. Lewis and John R. Whitten
Compliance and Shareholder Services Committee: Barry Fink (chair), Thomas W. Bunn and Stephen E. Yates
Fund Performance Review Committee: Jan M. Lewis (chair), Thomas W. Bunn, Chris H. Cheesman, Barry Fink, Lynn Jenkins, John R. Whitten and Stephen E. Yates
Executive Committee: Stephen E. Yates (chair) and Jonathan S. Thomas

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
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